Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Inventories
Crude oil	$ 156,473	$ 46,156
Natural gas liquids:
Propane	85,159	45,428
Butane and other	19,051	24,090
Refined products	23,209
Renewables	11,778
Other	14,490	11,221
Inventories	$ 310,160	$ 126,895
Consolidated total revenues | Customer concentration risk | Crude oil and natural gas liquids | Largest customer
Concentration of Credit Risk
Percentage of concentration risk	10.00%	10.00%
Consolidated accounts receivable | Customer concentration risk | Crude oil logistics
Concentration of Credit Risk
Number of customers or suppliers		1
Percentage of concentration risk		10.00%